Finance costs and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Summary of detailed information about finance cost and fair value change in derivative instruments

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Interest expense#	32,913	34,988	35,667	470
Bank charges	411	428	625	8
Option premium amortisation	1,119	1,773	2,327	31
Loss on fair value changes on derivative instruments*	—	—	1,629	21
Unwinding of discount on provisions	524	745	778	10
Unamortised ancillary borrowing cost written off	520	347	686	9
Total	35,487	38,281	41,712	550

# Includes interest on loan from related parties, compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2021: INR 19, March 31, 2020: INR 15), INR 925 (March 31, 2021: INR 3,361, March 31, 2020: INR 2,230) and INR 166 (March 31, 2021: INR 113, March 31, 2020: INR 105), respectively.

* Represents cumulative losses that were reported in equity transferred statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.